INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The reported amount of income tax expense attributable to operations for the year differs from the amount that would result from applying domestic federal statutory tax rates to loss before income taxes from operations as summarized below:

Income (Loss) before income taxes	Year ended December 31, 2013	Year ended December 31, 2012
United States	$(15,130,681)	$(5,135,618)
Foreign	—	—
Total Income (Loss) before income taxes	$(15,130,681)	$(5,135,618)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31, 2013	Year ended December 31, 2012
Federal tax expense (benefit) at statutory rate	$(5,144,773)	$(1,746,110)
State tax expense (benefit) net of federal tax effect	(538,715)	(298,348)
R&D Credit	(46,000)	(19,994)
Non-deductible expenses	2,191,507	88,368
Change in Valuation Allowance	3,537,981	1,976,084
Other income	—	—
Total tax expense	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The significant components of deferred tax assets are as follows:

	Year ended December 31, 2013	Year ended December 31, 2012
Deferred tax assets:
Net operating loss carry-forward	$7,317,778	$4,162,890
Tax credit carry-forward	203,889	125,954
Accrued liabilities	722,863	419,704
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	1,351
Gross Deferred Tax Assets	8,263,075	4,725,093
Valuation Allowance	(8,263,075)	(4,725,093)
Net deferred tax assets	$—	$—

	December 31, 2013	December 31, 2012
Federal tax expense (benefit) at statutory rate	34.0%	34.0%
State tax expense (benefit) net of federal tax effect	3.6%	5.8%
R&D Credit	0.3%	0.4%
Non-deductible expenses	-14.5%	-1.7%
Change in Valuation Allowance	-23.4%	-38.5%

Total tax expense	—%	—%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
It is the Company’s policy to include penalties and interest expense related to income taxes as a component of tax expense, as necessary.

Beginning balance January 1, 2011	$12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years	—

Increase/(decrease) of unrecognized tax benefits related to current year	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—
Ending balance at December 31, 2012	$16,949
Increase/(decrease) of unrecognized tax benefits taken in prior years
Increase/(decrease) of unrecognized tax benefits related to current year	10,487
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2013	$27,436